Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
The Compensation Committee has the authority to grant restricted stock, restricted stock units, performance based restricted stock and other stock-based awards (collectively, “Full Value Awards”), and stock options and stock appreciation rights (“SARs”) (collectively, “Option Awards”) under the 2023 Stock Incentive Plan.
In 2022 and 2023, the Compensation Committee made grants of Full Value Awards to executive officers and employees in connection with the Company’s annual performance and compensation review process at the first Compensation Committee meeting in January of each year. In 2023, the grants included performance metrics and were granted early in the year to incentivize the executives to increase shareholder value over a prescribed performance period. In 2024, Full Value Awards were made to executive officers and employees under the MIP adopted in connection with the Summit Merger in May, 2024. These grants included performance metrics to be achieved during 2024 and 2025. The Compensation Committee does not currently grant Option Awards to its executive officers or employees.
The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. In addition, the Company does not time the disclosure of the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	In 2022 and 2023, the Compensation Committee made grants of Full Value Awards to executive officers and employees in connection with the Company’s annual performance and compensation review process at the first Compensation Committee meeting in January of each year. In 2023, the grants included performance metrics and were granted early in the year to incentivize the executives to increase shareholder value over a prescribed performance period. In 2024, Full Value Awards were made to executive officers and employees under the MIP adopted in connection with the Summit Merger in May, 2024. These grants included performance metrics to be achieved during 2024 and 2025. The Compensation Committee does not currently grant Option Awards to its executive officers or employees.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the Company does not time the disclosure of the release of material nonpublic information for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false